UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04616

Putnam High Yield Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam High Yield Fund
Class A [PHYIX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$51	1.01%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$864,422,090
Total Number of Portfolio Holdings*	564
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 1	38919-STSA-0725

Putnam High Yield Fund
Class C [PHYLX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$88	1.76%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$864,422,090
Total Number of Portfolio Holdings*	564
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 1	38919-STSC-0725

Putnam High Yield Fund
Class M [PHYMX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class M	$63	1.26%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$864,422,090
Total Number of Portfolio Holdings*	564
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 1	38919-STSM-0725

Putnam High Yield Fund
Class R [PFJAX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$63	1.26%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$864,422,090
Total Number of Portfolio Holdings*	564
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 1	38919-STSR-0725

Putnam High Yield Fund
Class R6 [PHYUX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$32	0.64%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$864,422,090
Total Number of Portfolio Holdings*	564
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 1	38919-STSR6-0725

Putnam High Yield Fund
Class Y [PHAYX]
Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$38	0.76%
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$864,422,090
Total Number of Portfolio Holdings*	564
Portfolio Turnover Rate	22%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam High Yield Fund	PAGE 1	38919-STSY-0725

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
High Yield
Fund
Financial Statements and Other Important Information
Semi-Annual | May 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 32
Notes to Financial Statements 36
Changes In and Disagreements with Accountants 49
Results of Meeting(s) of Shareholders 49
Remuneration Paid to Directors, Officers and Others 49
Board Approval of Management and Subadvisory Agreements 49

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.45 $5.16 $5.06 $5.86 $5.85 $5.82
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.31 0.29 0.26 0.25 0.26
Net realized and unrealized gains (losses) (0.04) 0.30 0.08 (0.81) 0.01 0.04
Total from investment operations ........ 0.11 0.61 0.37 (0.55) 0.26 0.30
Less distributions from:
Net investment income .............. (0.27) (0.32) (0.27) (0.25) (0.25) (0.27)
Net asset value, end of period .......... $5.29 $5.45 $5.16 $5.06 $5.86 $5.85
Total return
c
....................... 2.03% 12.15% 7.43% (9.47)% 4.51% 5.57%
Ratios to average net assets
d
Expenses
e
........................ 1.01% 1.03% 1.05% 1.04% 1.01% 1.03%
Net investment income ............... 5.66% 5.79% 5.71% 4.76% 4.21% 4.66%
Supplemental data
Net assets , end of period (000’s) ........ $575,765 $600,103 $597,993 $641,771 $808,041 $839,550
Portfolio turnover rate ................ 22% 47% 39% 28% 48% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.21 $4.95 $4.86 $5.65 $5.65 $5.62
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.26 0.24 0.21 0.20 0.21
Net realized and unrealized gains (losses) (0.04) 0.28 0.08 (0.78) 0.01 0.05
Total from investment operations ........ 0.08 0.54 0.32 (0.57) 0.21 0.26
Less distributions from:
Net investment income .............. (0.25) (0.28) (0.23) (0.22) (0.21) (0.23)
Net asset value, end of period .......... $5.04 $5.21 $4.95 $4.86 $5.65 $5.65
Total return
c
....................... 1.55% 11.27% 6.74% (10.30)% 3.72% 4.99%
Ratios to average net assets
d
Expenses
e
........................ 1.76% 1.78% 1.80% 1.79% 1.76% 1.78%
Net investment income ............... 4.90% 5.04% 4.95% 3.99% 3.48% 3.92%
Supplemental data
Net assets , end of period (000’s) ........ $5,540 $6,185 $5,913 $8,543 $12,762 $20,415
Portfolio turnover rate ................ 22% 47% 39% 28% 48% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class M
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.41 $5.12 $5.03 $5.83 $5.82 $5.79
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.29 0.28 0.24 0.23 0.25
Net realized and unrealized gains (losses) (0.04) 0.31 0.06 (0.80) 0.02 0.04
Total from investment operations ........ 0.10 0.60 0.34 (0.56) 0.25 0.29
Less distributions from:
Net investment income .............. (0.26) (0.31) (0.25) (0.24) (0.24) (0.26)
Net asset value, end of period .......... $5.25 $5.41 $5.12 $5.03 $5.83 $5.82
Total return
c
....................... 1.72% 11.99% 7.01% (9.72)% 4.32% 5.37%
Ratios to average net assets
d
Expenses
e
........................ 1.26% 1.28% 1.30% 1.29% 1.26% 1.28%
Net investment income ............... 5.41% 5.54% 5.46% 4.51% 3.96% 4.41%
Supplemental data
Net assets , end of period (000’s) ........ $37,617 $39,389 $38,913 $40,762 $52,676 $55,549
Portfolio turnover rate ................ 22% 47% 39% 28% 48% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.41 $5.12 $5.03 $5.83 $5.82 $5.79
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.29 0.28 0.24 0.23 0.25
Net realized and unrealized gains (losses) (0.05) 0.31 0.06 (0.80) 0.02 0.04
Total from investment operations ........ 0.09 0.60 0.34 (0.56) 0.25 0.29
Less distributions from:
Net investment income .............. (0.26) (0.31) (0.25) (0.24) (0.24) (0.26)
Net asset value, end of period .......... $5.24 $5.41 $5.12 $5.03 $5.83 $5.82
Total return
c
....................... 1.73% 11.99% 7.00% (9.72)% 4.32% 5.35%
Ratios to average net assets
d
Expenses
e
........................ 1.26% 1.28% 1.30% 1.29% 1.26% 1.28%
Net investment income ............... 5.40% 5.54% 5.45% 4.54% 3.96% 4.42%
Supplemental data
Net assets , end of period (000’s) ........ $11,066 $12,156 $12,516 $16,371 $16,485 $17,059
Portfolio turnover rate ................ 22% 47% 39% 28% 48% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.83 $5.49 $5.38 $6.21 $6.19 $6.14
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.35 0.33 0.29 0.29 0.30
Net realized and unrealized gains (losses) (0.05) 0.33 0.06 (0.85) 0.01 0.05
Total from investment operations ........ 0.12 0.68 0.39 (0.56) 0.30 0.35
Less distributions from:
Net investment income .............. (0.28) (0.34) (0.28) (0.27) (0.28) (0.30)
Net asset value, end of period .......... $5.67 $5.83 $5.49 $5.38 $6.21 $6.19
Total return
c
....................... 2.07% 12.75% 7.54% (9.07)% 4.82% 6.04%
Ratios to average net assets
d
Expenses
e
........................ 0.64% 0.66% 0.68% 0.68% 0.66% 0.67%
Net investment income ............... 6.02% 6.16% 6.08% 5.14% 4.55% 5.02%
Supplemental data
Net assets , end of period (000’s) ........ $8,775 $18,229 $19,992 $17,597 $18,888 $16,039
Portfolio turnover rate ................ 22% 47% 39% 28% 48% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended May
31, 2025
(unaudited)
Year Ended November 30,
2024 2023 2022 2021 2020
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.86 $5.52 $5.40 $6.24 $6.21 $6.15
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.35 0.32 0.29 0.28 0.29
Net realized and unrealized gains (losses) (0.05) 0.32 0.08 (0.87) 0.01 0.06
Total from investment operations ........ 0.12 0.67 0.40 (0.58) 0.29 0.35
Less distributions from:
Net investment income .............. (0.27) (0.33) (0.28) (0.26) (0.26) (0.29)
Net asset value, end of period .......... $5.71 $5.86 $5.52 $5.40 $6.24 $6.21
Total return
c
....................... 2.17% 12.50% 7.56% (9.34)% 4.77% 5.98%
Ratios to average net assets
d
Expenses
e
........................ 0.76% 0.78% 0.80% 0.79% 0.76% 0.78%
Net investment income ............... 5.90% 6.03% 5.95% 5.00% 4.46% 4.91%
Supplemental data
Net assets , end of period (000’s) ........ $225,660 $262,025 $215,296 $223,351 $251,589 $307,210
Portfolio turnover rate ................ 22% 47% 39% 28% 48% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam High Yield Fund
Schedule of Investments (unaudited), May 31, 2025
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.6%
Commercial Services & Supplies 0.2%
GFL Environmental, Inc. .............................. United States 26,825 $ 1,352,785
Hotels, Restaurants & Leisure 0.4%
a
Viking Holdings Ltd. ................................. United States 71,600 3,196,224
Total Common Stocks (Cost $2,588,584) .....................................
4,549,009
Convertible Preferred Stocks 1.0%
Aerospace & Defense 0.4%
Boeing Co. (The), 6% ................................ United States 52,091 3,506,766
Banks 0.0%
†
Bank of America Corp., L, 7.25% ........................ United States 141 163,701
Capital Markets 0.0%
†
Ares Management Corp., B, 6.75% ...................... United States 633 33,467
Electric Utilities 0.4%
NextEra Energy, Inc., 6.926% .......................... United States 2,288 91,108
NextEra Energy, Inc., 7.299% .......................... United States 44,555 2,119,481
PG&E Corp., A, 6% .................................. United States 28,582 1,243,889
3,454,478
Financial Services 0.2%
Apollo Global Management, Inc., 6.75% .................. United States 22,795 1,595,194
Semiconductors & Semiconductor Equipment 0.0%
†
Microchip Technology, Inc., 7.5% ........................ United States 798 43,922
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co., 7.625% .................. United States 413 21,282
Total Convertible Preferred Stocks (Cost $7,777,861) ..........................
8,818,810
Preferred Stocks 0.1%
Electric Utilities 0.0%
†
SCE Trust VII, 7.5%, M ............................... United States 10,000 229,100
Financial Services 0.1%
Jackson Financial, Inc., 8% ............................ United States 10,000 259,800
Insurance 0.0%
†
Allstate Corp. (The), 7.375%, J ......................... United States 8,000 212,400
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
PennyMac Mortgage Investment Trust, 8.125%, A ........... United States 4,000 99,240
Total Preferred Stocks (Cost $ 806,000) .......................................
800,540
Principal
Amount
*
Convertible Bonds 2.1%
Aerospace & Defense 0.0%
†
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 15,000 49,593
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 28,000 29,907

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Biotechnology 0.0%
†
Alnylam Pharmaceuticals, Inc. , Senior Note , 1% , 9/15/27 .....
United States 37,000 $ 45,844
BioMarin Pharmaceutical, Inc. , Senior Sub. Note , 1.25% , 5/15/27
United States 39,000 36,747
b
Exact Sciences Corp. , Senior Note , 144A, 1.75% , 4/15/31 ..... United States 70,000 66,108
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 32,000 38,118
186,817
Broadline Retail 0.0%
†
Etsy, Inc. , Senior Note , 0.25% , 6/15/28 ...................
United States 83,000 71,899
Capital Markets 0.0%
†
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 27,000 25,987
Communications Equipment 0.0%
†
Lumentum Holdings, Inc. , Senior Note , 0.5% , 6/15/28 ........
United States 135,000 129,938
Construction & Engineering 0.0%
†
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 20,000 23,195
Consumer Staples Distribution & Retail 0.3%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 1,491,000 2,331,608
Electric Utilities 0.1%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 60,000 68,910
NRG Energy, Inc. , Senior Bond , 2.75% , 6/01/48 ............
United States 12,000 45,949
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 73,000 80,008
Southern Co. (The) ,
Senior Note, 3.875%, 12/15/25 ....................... United States 32,000 34,878
Senior Note, 4.5%, 6/15/27 .......................... United States 42,000 45,984
275,729
Electronic Equipment, Instruments & Components 0.0%
†
b
Itron, Inc. , Senior Note , 144A, 1.375% , 7/15/30 ............. United States 66,000 72,654
Energy Equipment & Services 0.1%
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 1,000,000 560,000
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 53,000 67,337
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 1,275,000 1,832,175
b
Senior Note, 144A, 2.875%, 1/15/30 ................... United States 59,000 62,186
1,961,698
Financial Services 0.0%
†
Block, Inc. , Senior Note , 0.25% , 11/01/27 .................
United States 33,000 29,444
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 38,000 33,459
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 74,000 78,921
141,824
Food Products 0.2%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 1,544,000 1,782,548
Ground Transportation 0.0%
†
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 61,000 81,557

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Health Care Equipment & Supplies 0.0%
†
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 45,000 $ 41,936
b
Integer Holdings Corp. , Senior Note , 144A, 1.875% , 3/15/30 ... United States 52,000 53,586
Lantheus Holdings, Inc. , Senior Note , 2.625% , 12/15/27 ......
United States 36,000 43,947
139,469
Health Care REITs 0.3%
b
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 1,357,000 2,226,159
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 37,000 49,876
2,276,035
Hotels, Restaurants & Leisure 0.0%
†
Carnival Corp. , Senior Note , 5.75% , 12/01/27 ..............
United States 22,000 41,481
b
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 40,000 40,137
c
Shake Shack, Inc. , Senior Note , 3.01% , 3/01/28 ............ United States 40,000 41,500
123,118
IT Services 0.0%
†
Okta, Inc. , Senior Note , 0.375% , 6/15/26 ..................
United States 39,000 37,402
b
Snowflake, Inc. , Senior Note , 144A, Zero Cpn., 10/01/27 ...... United States 71,000 101,672
139,074
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 31,000 30,457
Media 0.0%
†
Cable One, Inc. , Senior Note , 1.125% , 3/15/28 .............
United States 48,000 37,560
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 37,000 39,794
Oil, Gas & Consumable Fuels 0.0%
†
Northern Oil & Gas, Inc. , Senior Note , 3.625% , 4/15/29 .......
United States 51,000 51,395
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 41,000 42,250
Real Estate Management & Development 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp. ,
Senior Note , 0.25% , 6/15/26 ......................... United States 1,770,000 1,678,403
Semiconductors & Semiconductor Equipment 0.0%
†
Impinj, Inc. , Senior Note , 1.125% , 5/15/27 .................
United States 13,000 16,483
b
Microchip Technology, Inc. , Senior Note , 144A, 0.75% , 6/01/30 . United States 36,000 34,479
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 51,000 46,746
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 89,000 77,675
Wolfspeed, Inc. , Senior Note , 1.875% , 12/01/29 ............
United States 78,000 14,820
190,203

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Software 0.4%
Bentley Systems, Inc. , Senior Note , 0.375% , 7/01/27 .........
United States 56,000 $ 51,940
b
Box, Inc. , Senior Note , 144A, 1.5% , 9/15/29 ............... United States 49,000 52,552
b,c
Datadog, Inc. , Senior Note , 144A, 1.58% , 12/01/29 .......... United States 67,000 62,444
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 2,319,000 2,614,673
b
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 51,000 57,701
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 39,000 45,004
c
RingCentral, Inc. , Senior Note , 4.79% , 3/15/26 ............. United States 62,000 59,737
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 65,000 79,495
c
Unity Software, Inc. , Senior Note , 4.83% , 11/15/26 .......... United States 22,000 20,537
Vertex, Inc. , Senior Note , 0.75% , 5/01/29 .................
United States 31,000 40,139
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 20,000 18,615
3,102,837
Specialty Retail 0.0%
†
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 56,000 58,632
Technology Hardware, Storage & Peripherals 0.3%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 1,654,000 2,506,784
Total Convertible Bonds (Cost $15,851,943) ..................................
18,140,965
Corporate Bonds 86.4%
Aerospace & Defense 3.9%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 485,000 468,424
Senior Note, 5.875%, 12/01/27 ....................... United States 2,260,000 2,261,481
Senior Note, 4.875%, 10/01/29 ....................... United States 580,000 563,127
Senior Note, 7.25%, 8/15/30 ......................... United States 2,060,000 2,158,814
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 1,620,000 1,656,288
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 1,235,000 1,256,092
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 .......................... United States 975,000 922,761
Senior Bond, 5.875%, 2/15/40 ........................ United States 1,315,000 1,280,394
Senior Note, 6.388%, 5/01/31 ........................ United States 1,915,000 2,044,333
b
Bombardier, Inc. ,
Senior Note, 144A, 7.875%, 4/15/27 ................... Canada 434,000 436,266
Senior Note, 144A, 7.5%, 2/01/29 ..................... Canada 400,000 414,313
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 1,675,000 1,799,885
Senior Note, 144A, 7.25%, 7/01/31 .................... Canada 755,000 779,538
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 645,000 660,457
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 1,385,000 1,406,137
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 3,140,000 3,163,157
Spirit AeroSystems, Inc. ,
b
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 3,130,000 3,460,262
Senior Bond, 4.6%, 6/15/28 .......................... United States 3,350,000 3,268,891
b
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 699,000 745,170
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 1,800,000 1,857,497
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 440,000 455,709
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 2,705,000 2,678,578
33,737,574

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components 1.1%
b
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 3,415,000 $ 3,488,723
Senior Note, 144A, 7.5%, 2/15/33 ..................... United States 740,000 734,662
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 2,510,000 1,932,263
b,d
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 1,540,000 1,556,752
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 1,425,000 1,428,148
9,140,548
Banks 2.1%
e
Banco Bilbao Vizcaya Argentaria SA ,
Junior Sub. Bond, 6.125% to 11/15/27, FRN thereafter,
Perpetual ....................................... Spain 600,000 578,793
Junior Sub. Bond, 9.375% to 3/18/29, FRN thereafter,
Perpetual ....................................... Spain 200,000 220,012
e
Banco Santander SA ,
Junior Sub. Bond, 4.75% to 11/11/26, FRN thereafter,
Perpetual ....................................... Spain 200,000 192,064
Junior Sub. Bond, 9.625% to 11/20/33, FRN thereafter,
Perpetual ....................................... Spain 200,000 230,458
Junior Sub. Bond, 8% to 1/31/34, FRN thereafter, Perpetual . Spain 200,000 209,433
e
Bank of America Corp. ,
Junior Sub. Bond, 6.625% to 4/30/30, FRN thereafter,
Perpetual ....................................... United States 400,000 407,339
RR, Junior Sub. Bond, 4.375% to 1/26/27, FRN thereafter,
Perpetual ....................................... United States 350,000 339,846
Bank of Montreal , Junior Sub. Bond , 7.7% to 5/25/29, FRN
thereafter , 5/26/84 ................................. Canada 200,000 206,788
Bank of Nova Scotia (The) ,
e
Junior Sub. Bond, 4.9% to 6/03/25, FRN thereafter, Perpetual Canada 320,000 320,594
Junior Sub. Bond, 8.625% to 10/26/27, FRN thereafter,
10/27/82 ........................................ Canada 300,000 316,807
Junior Sub. Bond, 7.35% to 4/26/30, FRN thereafter, 4/27/85 . Canada 200,000 201,077
2, Junior Sub. Bond, 3.625% to 10/26/26, FRN thereafter,
10/27/81 ........................................ Canada 100,000 92,624
e
Barclays plc ,
Junior Sub. Bond, 6.125% to 12/14/25, FRN thereafter,
Perpetual ....................................... United Kingdom 200,000 199,815
Junior Sub. Bond, 8% to 3/14/29, FRN thereafter, Perpetual . United Kingdom 200,000 209,093
Junior Sub. Bond, 7.625% to 3/14/35, FRN thereafter,
Perpetual ....................................... United Kingdom 200,000 198,078
b,e
BNP Paribas SA ,
Junior Sub. Bond, 144A, 7.375% to 8/18/25, FRN thereafter,
Perpetual ....................................... France 300,000 301,737
Junior Sub. Bond, 144A, 7.75% to 8/15/29, FRN thereafter,
Perpetual ....................................... France 200,000 208,549
Junior Sub. Bond, 144A, 7.375% to 9/09/34, FRN thereafter,
Perpetual ....................................... France 200,000 201,812
e
Citigroup, Inc. ,
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 100,000 101,371
DD, Junior Sub. Bond, 7% to 8/14/34, FRN thereafter,
Perpetual ....................................... United States 200,000 205,769
FF, Junior Sub. Bond, 6.95% to 2/14/30, FRN thereafter,
Perpetual ....................................... United States 50,000 50,551

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
e
Citigroup, Inc., (continued)
W, Junior Sub. Bond, 4% to 12/09/25, FRN thereafter,
Perpetual ....................................... United States 490,000 $ 486,210
e,f
Citizens Financial Group, Inc. , C , Junior Sub. Bond , FRN ,
7.703% , ( 3-month SOFR + 3.419% ), Perpetual ............ United States 320,000 317,927
b,e
Credit Agricole SA ,
Junior Sub. Bond, 144A, 4.75% to 3/22/29, FRN thereafter,
Perpetual ....................................... France 450,000 414,440
Junior Sub. Bond, 144A, 6.7% to 9/22/34, FRN thereafter,
Perpetual ....................................... France 200,000 192,837
e
Fifth Third Bancorp , L , Junior Sub. Bond , 4.5% to 9/29/25, FRN
thereafter , Perpetual ............................... United States 150,000 149,332
e
HSBC Holdings plc ,
g
Junior Sub. Bond, 7.05% to 6/04/30, FRN thereafter, Perpetual United Kingdom 250,000 250,648
Junior Sub. Bond, 6.95% to 3/10/34, FRN thereafter, Perpetual United Kingdom 750,000 747,335
e
Huntington Bancshares, Inc. , G , Junior Sub. Bond , 4.45% to
10/14/27, FRN thereafter , Perpetual .................... United States 250,000 243,206
e
ING Groep NV , Junior Sub. Bond , 5.75% to 11/15/26, FRN
thereafter , Perpetual ............................... Netherlands 540,000 537,118
b
Intesa Sanpaolo SpA ,
e
Junior Sub. Bond, 144A, 7.7% to 9/16/25, FRN thereafter,
Perpetual ....................................... Italy 610,000 613,420
Sub. Bond, 144A, 4.198% to 5/31/31, FRN thereafter, 6/01/32 Italy 425,000 383,105
e
JPMorgan Chase & Co. ,
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 400,000 391,083
OO, Junior Sub. Bond, 6.5% to 3/31/30, FRN thereafter,
Perpetual ....................................... United States 300,000 304,812
e
Lloyds Banking Group plc , Junior Sub. Bond , 7.5% to 9/26/25,
FRN thereafter , Perpetual ........................... United Kingdom 600,000 602,792
e
Mitsubishi UFJ Financial Group, Inc. , Junior Sub. Bond , 8.2% to
1/14/29, FRN thereafter , Perpetual ..................... Japan 550,000 594,389
e
NatWest Group plc ,
Junior Sub. Bond, 8% to 8/09/25, FRN thereafter, Perpetual . United Kingdom 590,000 592,514
Junior Sub. Bond, 8.125% to 11/09/33, FRN thereafter,
Perpetual ....................................... United Kingdom 200,000 212,554
e
PNC Financial Services Group, Inc. (The) ,
V, Junior Sub. Bond, 6.2% to 9/14/27, FRN thereafter,
Perpetual ....................................... United States 450,000 457,416
W, Junior Sub. Bond, 6.25% to 3/14/30, FRN thereafter,
Perpetual ....................................... United States 350,000 352,241
b,e
Societe Generale SA ,
Junior Sub. Bond, 144A, 4.75% to 5/25/26, FRN thereafter,
Perpetual ....................................... France 1,665,000 1,635,100
Junior Sub. Bond, 144A, 9.375% to 11/21/27, FRN thereafter,
Perpetual ....................................... France 200,000 212,109
Junior Sub. Bond, 144A, 10% to 5/13/29, FRN thereafter,
Perpetual ....................................... France 205,000 223,474

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b,e
Stichting AK Rabobank Certificaten , Junior Sub. Bond , Reg S,
6.5% , Perpetual ................................... Netherlands 120,000 EUR $ 155,088
e
Sumitomo Mitsui Financial Group, Inc. , Junior Sub. Bond , 6.45%
to 6/04/35, FRN thereafter , Perpetual ................... Japan 300,000 290,526
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 550,000 577,407
e
Truist Financial Corp. , M , Junior Sub. Bond , 5.125% to 12/14/27,
FRN thereafter , Perpetual ........................... United States 570,000 561,145
e
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual ........................................ United States 650,000 621,104
e
Wells Fargo & Co. ,
Junior Sub. Bond, 6.85% to 9/14/29, FRN thereafter, Perpetual United States 1,000,000 1,030,253
BB, Junior Sub. Bond, 3.9% to 3/14/26, FRN thereafter,
Perpetual ....................................... United States 425,000 418,723
18,560,918
Biotechnology 0.7%
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 5,350,000 EUR 5,838,175
Broadline Retail 0.9%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 2,390,000 2,456,684
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 3,090,000 3,017,176
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 2,240,000 2,200,243
7,674,103
Building Products 2.5%
b
Builders FirstSource, Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 1,150,000 1,147,219
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 1,015,000 1,022,044
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 2,145,000 1,900,223
b
CP Atlas Buyer, Inc. , Senior Note , 144A, 7% , 12/01/28 ....... United States 945,000 785,433
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 660,000 EUR 788,692
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 2,350,000 2,369,157
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 2,480,000 2,292,611
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 775,000 787,052
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 1,550,000 1,576,167
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 2,125,000 2,184,013
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 2,645,000 2,687,987
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 2,225,000 2,089,787
Senior Note, Reg S, 2.25%, 11/21/26 .................. United States 1,484,000 EUR 1,669,499
21,299,884

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 1.2%
b
Ares Finance Co. III LLC , Senior Bond , 144A, 4.125% to 6/29/26,
FRN thereafter , 6/30/51 ............................. United States 500,000 $ 489,967
Deutsche Bank AG , Sub. Bond , 3.729% to 10/13/30, FRN
thereafter , 1/14/32 ................................. Germany 1,360,000 1,225,425
e
Goldman Sachs Group, Inc. (The) , Junior Sub. Bond , 6.85% to
2/09/30, FRN thereafter , Perpetual ..................... United States 250,000 252,690
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 6,316,000 6,330,906
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 70,000 71,834
e
Morgan Stanley , M , Junior Sub. Bond , 5.875% , Perpetual ..... United States 760,000 747,650
b,e
UBS Group AG ,
Junior Sub. Bond, Reg S, 6.875% to 8/06/25, FRN thereafter,
Perpetual ....................................... Switzerland 510,000 510,688
Junior Sub. Bond, 144A, 7% to 2/09/30, FRN thereafter,
Perpetual ....................................... Switzerland 200,000 198,506
Junior Sub. Bond, 144A, 9.25% to 11/12/33, FRN thereafter,
Perpetual ....................................... Switzerland 200,000 228,838
Junior Sub. Bond, 144A, 7.125% to 8/09/34, FRN thereafter,
Perpetual ....................................... Switzerland 200,000 196,746
10,253,250
Chemicals 2.6%
b
Avient Corp. ,
Senior Note, 144A, 7.125%, 8/01/30 ................... United States 1,715,000 1,768,379
Senior Note, 144A, 6.25%, 11/01/31 ................... United States 930,000 932,038
Celanese US Holdings LLC , Senior Bond , 6.629% , 7/15/32 ....
United States 2,637,000 2,700,684
Cerdia Finanz GmbH ,
b
Senior Secured Note, 144A, 9.375%, 10/03/31 ........... Germany 2,040,000 2,101,249
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 2,190,000 2,213,707
b
Herens Holdco SARL , Senior Secured Note , 144A, 4.75% ,
5/15/28 ......................................... Luxembourg 1,105,000 969,021
b
Olympus Water US Holding Corp. ,
Senior Secured Note, Reg S, 3.875%, 10/01/28 ........... United States 730,000 EUR 799,929
Senior Secured Note, 144A, 9.75%, 11/15/28 ............ United States 1,175,000 1,233,416
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,995,000 2,081,080
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 1,840,000 1,806,825
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 2,396,000 2,327,669
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 3,145,000 2,219,945
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 1,435,000 1,265,699
22,419,641
Commercial Services & Supplies 3.0%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 2,830,000 2,934,820
b
Allied Universal Holdco LLC / Allied Universal Finance Corp. ,
Senior Note , 144A, 6% , 6/01/29 ....................... United States 1,240,000 1,174,876
b
Allied Universal Holdco LLC / Allied Universal Finance Corp. /
Atlas LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% ,
6/01/28 ......................................... United States 1,570,000 1,504,110
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 1,685,000 1,715,736
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 685,000 711,406
b
Madison IAQ LLC ,
Senior Note, 144A, 5.875%, 6/30/29 ................... United States 3,190,000 3,088,416
Senior Secured Note, 144A, 4.125%, 6/30/28 ............ United States 1,450,000 1,396,580

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 2,710,000 $ 2,709,530
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 6,455,000 6,477,514
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 920,000 979,667
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 1,850,000 1,901,484
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 925,000 954,619
25,548,758
Communications Equipment 0.2%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 1,665,000 1,602,584
Construction & Engineering 0.3%
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 2,745,000 2,816,683
Consumer Finance 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 .... Ireland 1,210,000 1,241,930
Ally Financial, Inc. ,
e
B, Junior Sub. Bond, 4.7% to 5/14/26, FRN thereafter,
Perpetual ....................................... United States 400,000 379,161
Senior Bond, 8%, 11/01/31 .......................... United States 2,473,000 2,768,401
e
American Express Co. , Junior Sub. Bond , 3.55% to 9/14/26, FRN
thereafter , Perpetual ............................... United States 250,000 242,388
e
Capital One Financial Corp. ,
M, Junior Sub. Bond, 3.95% to 8/31/26, FRN thereafter,
Perpetual ....................................... United States 250,000 243,310
P, Junior Sub. Bond, 6.125% to 9/22/25, FRN thereafter,
Perpetual ....................................... United States 230,000 231,073
b
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 9.25%, 4/01/29 ............. United States 1,240,000 1,323,700
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 3,710,000 3,936,127
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 5,255,000 5,392,988
e
General Motors Financial Co., Inc. , A , Junior Sub. Bond , 5.75% to
9/29/27, FRN thereafter , Perpetual ..................... United States 285,000 275,091
b,f
ILFC E-Capital Trust II , Junior Sub. Bond , 144A, FRN , 6.367% ,
( 3-month SOFR + 2.062% ), 12/21/65 ................... United States 340,000 287,274
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 2,129,000 2,064,491
Senior Note, 7.5%, 5/15/31 .......................... United States 2,150,000 2,211,648
Senior Note, 7.125%, 11/15/31 ....................... United States 2,140,000 2,179,053
22,776,635
Consumer Staples Distribution & Retail 0.3%
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 535,000 559,811
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 1,730,000 1,703,879
2,263,690
Containers & Packaging 2.7%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note, Reg S, 3%, 9/01/29 ...................... United States 1,115,000 EUR 1,107,951
Senior Note, 144A, 4%, 9/01/29 ...................... United States 1,730,000 1,536,660

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ..................... United States 1,745,000 $ 795,572
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 2,585,000 2,614,283
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 2,365,000 2,324,090
b
Graphic Packaging International LLC , Senior Note , Reg S,
2.625% , 2/01/29 ................................... United States 1,135,000 EUR 1,234,963
b
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 4,995,000 5,005,908
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 2,170,000 2,139,469
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 2,195,000 2,218,565
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 3,980,000 3,959,542
22,937,003
Distributors 0.4%
b
American Builders & Contractors Supply Co., Inc. , Senior Note ,
144A, 3.875% , 11/15/29 ............................. United States 1,210,000 1,128,102
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 2,445,000 2,562,488
3,690,590
Diversified Telecommunication Services 3.7%
b
Altice Financing SA , Senior Secured Note , 144A, 5% , 1/15/28 .. Luxembourg 1,515,000 1,187,628
b
Altice France SA ,
Senior Secured Note, 144A, 5.5%, 1/15/28 .............. France 1,125,000 969,427
Senior Secured Note, 144A, 5.125%, 7/15/29 ............ France 1,870,000 1,579,661
Senior Secured Note, 144A, 5.5%, 10/15/29 ............. France 1,340,000 1,139,537
Bell Telephone Co. of Canada or Bell Canada , Senior Bond , 7%
to 9/14/35, FRN thereafter , 9/15/55 ..................... Canada 150,000 150,780
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 3,742,000 3,692,645
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 7,000,000 6,686,709
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 4,780,000 4,428,079
b
Frontier Communications Holdings LLC ,
Senior Secured Note, 144A, 5.875%, 10/15/27 ........... United States 1,570,000 1,575,074
Senior Secured Note, 144A, 8.75%, 5/15/30 ............. United States 1,565,000 1,646,063
b
Iliad Holding SASU , Senior Secured Note , 144A, 7% , 4/15/32 .. France 1,775,000 1,788,629
b
Level 3 Financing, Inc. ,
Senior Secured Note, 144A, 10.5%, 5/15/30 ............. United States 2,309,000 2,531,241
Senior Secured Note, 144A, 10.75%, 12/15/30 ........... United States 730,000 824,900
b
Virgin Media Finance plc , Senior Bond , 144A, 5% , 7/15/30 .... United Kingdom 3,060,000 2,776,332
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 1,490,000 1,376,984
32,353,689
Electric Utilities 2.1%
American Electric Power Co., Inc. , Junior Sub. Bond , 3.875% to
2/14/27, FRN thereafter , 2/15/62 ...................... United States 400,000 382,867
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 2,495,000 2,468,554
Duke Energy Corp. , Junior Sub. Bond , 3.25% to 1/14/27, FRN
thereafter , 1/15/82 ................................. United States 425,000 405,699
Emera, Inc. , 16-A , Junior Sub. Bond , 6.75% to 6/14/26, FRN
thereafter , 6/15/76 ................................. Canada 450,000 453,335
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 6.375% to 8/14/30, FRN thereafter, 8/15/55 ... United States 165,000 165,618

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc., (continued)
Senior Bond, 5.65% to 4/30/29, FRN thereafter, 5/01/79 .... United States 650,000 $ 634,622
Senior Bond, 3.8% to 3/14/27, FRN thereafter, 3/15/82 ..... United States 250,000 237,712
b
NRG Energy, Inc. ,
e
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 2,285,000 2,517,359
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 2,395,000 2,397,776
Senior Secured Bond, 144A, 7%, 3/15/33 ............... United States 665,000 717,678
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 1,650,000 1,619,830
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 430,000 417,550
Southern Co. (The) , 21-A , Junior Sub. Bond , 3.75% to 9/14/26,
FRN thereafter , 9/15/51 ............................. United States 500,000 489,287
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 1,430,000 1,426,726
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 2,150,000 2,281,070
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 1,420,000 1,478,173
18,093,856
Electrical Equipment 0.4%
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 1,720,000 EUR 1,855,503
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 1,810,000 1,791,614
3,647,117
Electronic Equipment, Instruments & Components 0.6%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 2,275,000 2,139,125
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 3,316,000 3,158,334
5,297,459
Energy Equipment & Services 1.8%
b
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 2,515,000 2,530,399
b
Nabors Industries, Inc. ,
Senior Note, 144A, 7.375%, 5/15/27 ................... United States 515,000 494,899
Senior Note, 144A, 8.875%, 8/15/31 ................... United States 3,525,000 2,415,387
b
Precision Drilling Corp. ,
Senior Note, 144A, 7.125%, 1/15/26 ................... Canada 593,000 592,858
Senior Note, 144A, 6.875%, 1/15/29 ................... Canada 1,415,000 1,360,166
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 468,846 470,628
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 964,425 971,337
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 2,008,571 2,041,305
Transocean, Inc. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 2,900,000 1,979,509
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 616,000 624,966
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 2,030,000 2,063,584
15,545,038

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 1.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 4,885,000 $ 5,073,813
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 2,045,000 2,018,937
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 1,185,000 1,199,927
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 1,725,000 GBP 2,308,418
10,601,095
Financial Services 4.3%
Apollo Global Management, Inc. , Senior Bond , 6% to 12/14/34,
FRN thereafter , 12/15/54 ............................ United States 250,000 240,792
b
Benteler International AG , Senior Secured Note , 144A, 10.5% ,
5/15/28 ......................................... Austria 2,985,000 3,139,014
b
Boost Newco Borrower LLC , Senior Secured Note , 144A, 7.5% ,
1/15/31 ......................................... United States 2,180,000 2,307,931
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 1,875,000 2,073,967
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 3,475,000 3,434,716
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 795,000 818,692
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 2,875,000 3,054,814
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 1,695,000 1,736,292
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond, 144A, 5.75%, 11/15/31 ................... United States 4,325,000 4,335,376
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 2,260,000 2,355,006
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 5,850,000 5,749,731
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 5,340,000 5,480,370
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. ,
Senior Note, 144A, 4.625%, 11/01/26 .................. United States 1,931,000 1,928,419
Senior Note, 144A, 5.5%, 5/15/33 ..................... United States 565,000 EUR 659,919
37,315,039
Food Products 0.4%
b,d
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 854,405 896,476
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 2,270,000 2,383,082
3,279,558
Ground Transportation 0.5%
b,g
Herc Holdings Escrow, Inc. ,
Senior Note, 144A, 7%, 6/15/30 ...................... United States 615,000 633,973
Senior Note, 144A, 7.25%, 6/15/33 .................... United States 410,000 422,260
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 3,070,000 3,161,679
4,217,912
Health Care Equipment & Supplies 0.6%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 1,420,000 1,469,856
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 750,000 771,803
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 1,385,000 1,354,564
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 1,455,000 1,372,402
4,968,625

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services 4.3%
Centene Corp. , Senior Bond , 3% , 10/15/30 ................
United States 1,035,000 $ 911,112
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.625%, 3/15/27 ............ United States 2,295,000 2,262,851
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 3,865,000 3,483,914
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 3,050,000 3,254,713
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 2,045,000 2,106,507
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 3,598,000 3,633,142
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 5,415,000 5,504,331
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 415,000 419,570
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 6,955,000 6,710,629
Tenet Healthcare Corp. ,
Senior Secured Note, 5.125%, 11/01/27 ................ United States 3,325,000 3,306,404
Senior Secured Note, 4.25%, 6/01/29 .................. United States 985,000 946,524
Senior Secured Note, 6.125%, 6/15/30 ................. United States 4,725,000 4,777,204
37,316,901
Health Care REITs 0.5%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 4,530,000 4,646,779
Health Care Technology 0.3%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 2,880,000 2,777,393
Hotel & Resort REITs 0.7%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 635,000 655,129
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 3,040,000 3,083,730
g
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 1,230,000 1,251,912
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 755,000 757,552
5,748,323
Hotels, Restaurants & Leisure 7.1%
b
1011778 BC ULC / New Red Finance, Inc. ,
Secured Bond, 144A, 4%, 10/15/30 .................... Canada 2,345,000 2,159,387
Senior Secured Note, 144A, 6.125%, 6/15/29 ............ Canada 855,000 872,766
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 3,400,000 3,186,458
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 3,955,000 3,696,504
Senior Note, 144A, 6%, 10/15/32 ..................... United States 2,440,000 2,342,188
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 3,237,000 3,323,606
Senior Secured Note, 144A, 6.5%, 2/15/32 .............. United States 395,000 398,425
b
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/01/27 .................... United States 2,850,000 2,858,910
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 1,495,000 1,499,427
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 2,380,000 2,382,916
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 1,155,000 1,158,574
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 2,199,000 2,169,629
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 3,110,000 2,826,880
b
Great Canadian Gaming Corp. , Senior Secured Note , 144A,
8.75% , 11/15/29 ................................... Canada 1,570,000 1,525,662
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 3,545,000 3,649,454
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 440,000 454,965

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 1,345,000 $ 1,414,986
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 1,420,000 1,421,152
Senior Secured Note, 144A, 8.125%, 1/15/29 ............ United States 895,000 942,906
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 2,264,000 2,236,646
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 1,665,000 1,646,703
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 455,000 461,427
Senior Note, 144A, 6%, 2/01/33 ...................... United States 3,760,000 3,775,846
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 2,215,000 2,101,452
b
Six Flags Entertainment Corp. , Senior Note , 144A, 7.25% ,
5/15/31 ......................................... United States 2,500,000 2,556,097
b
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625% , 5/01/32 ................................... United States 1,000,000 1,020,132
b
Viking Cruises Ltd. , Senior Note , 144A, 9.125% , 7/15/31 ...... United States 2,365,000 2,540,717
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond, 144A, 5.125%, 10/01/29 .................. United States 2,265,000 2,210,291
Senior Note, 144A, 7.125%, 2/15/31 ................... United States 4,585,000 4,811,875
61,645,981
Household Durables 1.1%
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 2,145,000 2,208,861
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 861,000 811,014
Senior Note, 6.625%, 5/15/32 ........................ United States 253,000 234,073
b
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 1,265,000 1,311,867
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 1,759,000 1,716,269
Senior Note, 144A, 5.875%, 6/15/27 ................... United States 840,000 847,307
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 947,000 953,194
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 1,860,000 1,789,289
9,871,874
Household Products 0.1%
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 950,000 893,456
Independent Power and Renewable Electricity Producers 0.6%
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 1,885,000 1,829,765
b,e
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 1,173,000 1,204,597
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 1,795,000 1,826,844
4,861,206
Insurance 2.4%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 2,605,000 2,724,700
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 2,605,000 2,689,790
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 3,195,000 3,140,866
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 795,000 818,162
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 3,400,000 3,479,795

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Beacon Funding Trust , Senior Bond , 144A, 6.266% , 8/15/54 ... United States 300,000 $ 287,858
b,f
Hartford Insurance Group, Inc. (The) , Junior Sub. Bond , 144A,
FRN , 6.713% , ( 3-month SOFR + 2.387% ), 2/12/47 ......... United States 550,000 509,606
b
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 1,440,000 1,500,548
b
Jones Deslauriers Insurance Management, Inc. ,
Senior Note, 144A, 10.5%, 12/15/30 ................... Canada 2,325,000 2,495,657
Senior Secured Note, 144A, 8.5%, 3/15/30 .............. Canada 1,000,000 1,050,809
b
Liberty Mutual Group, Inc. , Senior Bond , 144A, 4.125% to
12/14/26, FRN thereafter , 12/15/51 ..................... United States 300,000 288,912
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 325,000 208,600
b
MetLife, Inc. , Junior Sub. Bond , 144A, 9.25% , 4/08/38 ........ United States 350,000 410,787
b
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 200,000 203,138
Prudential Financial, Inc. ,
Junior Sub. Bond, 3.7% to 9/30/30, FRN thereafter, 10/01/50 . United States 520,000 472,330
Junior Sub. Bond, 5.125% to 2/27/32, FRN thereafter, 3/01/52 United States 100,000 96,192
Junior Sub. Bond, 6.5% to 3/14/34, FRN thereafter, 3/15/54 .. United States 200,000 203,547
20,581,297
Interactive Media & Services 0.6%
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 5,403,000 5,478,296
IT Services 0.7%
b
Ahead DB Holdings LLC , Senior Note , 144A, 6.625% , 5/01/28 .. United States 1,370,000 1,351,435
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 1,865,000 1,929,902
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 2,475,000 2,313,253
5,594,590
Machinery 0.5%
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 800,000 853,050
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 1,400,000 1,349,949
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 2,210,000 2,175,057
4,378,056
Media 4.6%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 1,240,000 1,134,154
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 1,860,000 1,885,995
b
CSC Holdings LLC ,
Senior Bond, 144A, 5.375%, 2/01/28 ................... United States 4,200,000 3,834,231
Senior Note, 144A, 11.75%, 1/31/29 ................... United States 3,305,000 3,100,325
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 911,000 897,361
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 940,000 915,581
b
DISH DBS Corp. , Senior Secured Note , 144A, 5.25% , 12/01/26 . United States 1,260,000 1,165,451
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 3,125,000 3,142,422
b
Gray Media, Inc. , Senior Bond , 144A, 5.375% , 11/15/31 ...... United States 820,000 586,193
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 2,265,000 2,272,559
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 2,833,000 2,916,803

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 1,710,000 $ 1,622,900
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 2,310,000 2,223,983
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 3,085,000 2,897,001
Senior Note, 144A, 5%, 8/15/27 ...................... United States 700,000 691,407
Paramount Global , Junior Sub. Bond , 6.375% to 3/29/27, FRN
thereafter , 3/30/62 ................................. United States 100,000 97,821
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 5,220,000 5,227,151
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 2,192,000 1,918,459
Senior Note, 144A, 4%, 7/15/28 ...................... United States 2,295,000 2,179,558
b
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 1,560,000 1,349,528
40,058,883
Metals & Mining 2.9%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 3,165,000 3,435,580
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 1,796,000 1,810,593
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 1,935,000 1,671,448
Senior Note, 144A, 7.375%, 5/01/33 ................... United States 2,145,000 1,844,543
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 1,730,000 1,574,260
b
Constellium SE ,
Senior Note, Reg S, 3.125%, 7/15/29 .................. United States 400,000 EUR 438,492
Senior Note, 144A, 5.625%, 6/15/28 ................... United States 1,150,000 1,130,180
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 2,305,000 2,297,440
b
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
6.125% , 4/15/32 ................................... Australia 1,920,000 1,916,616
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 2,033,000 2,039,682
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 1,905,000 1,812,330
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 365,000 324,795
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 1,815,000 1,872,824
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 2,190,000 2,044,778
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 1,081,000 1,120,527
25,334,088
Mortgage Real Estate Investment Trusts (REITs) 0.4%
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 1,495,000 1,397,099
b
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.25% , 2/01/27 ............... United States 1,675,000 1,639,759
3,036,858
Multi-Utilities 0.1%
CenterPoint Energy, Inc. , Junior Sub. Bond , 6.7% to 5/14/30, FRN
thereafter , 5/15/55 ................................. United States 200,000 200,111
Sempra, Inc. ,
Junior Sub. Bond, 6.875% to 9/30/29, FRN thereafter, 10/01/54 United States 100,000 97,746
Junior Sub. Bond, 6.625% to 3/31/30, FRN thereafter, 4/01/55 United States 200,000 188,694
486,551

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 6.2%
e
BP Capital Markets plc ,
Senior Bond, 4.875% to 3/21/30, FRN thereafter, Perpetual .. United States 490,000 $ 471,807
Senior Bond, 6.45% to 11/30/33, FRN thereafter, Perpetual .. United States 250,000 252,146
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 755,000 561,869
Enbridge, Inc. ,
Sub. Bond, 7.375% to 1/14/28, FRN thereafter, 1/15/83 ..... Canada 320,000 325,821
Sub. Bond, 8.5% to 1/14/34, FRN thereafter, 1/15/84 ....... Canada 200,000 217,524
16-A, Sub. Bond, 6% to 1/14/27, FRN thereafter, 1/15/77 .... Canada 200,000 197,840
b
Encino Acquisition Partners Holdings LLC , Senior Note , 144A,
8.5% , 5/01/28 .................................... United States 3,644,000 3,740,092
e
Energy Transfer LP ,
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 4,075,000 4,028,717
H, Junior Sub. Bond, 6.5% to 11/14/26, FRN thereafter,
Perpetual ....................................... United States 200,000 199,996
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 1,310,000 1,323,714
Senior Note, 144A, 5.125%, 6/15/28 ................... United States 1,065,000 1,051,623
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 1,090,000 1,113,455
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 2,530,000 2,503,106
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 1,110,000 1,105,681
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 4,405,000 4,381,929
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 2,780,000 2,724,501
Occidental Petroleum Corp. , Senior Bond , 6.2% , 3/15/40 ......
United States 6,844,000 6,385,980
b
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. ,
Senior Note , 144A, 7.875% , 11/01/28 ................... United States 2,605,000 2,688,787
b
South Bow Canadian Infrastructure Holdings Ltd. , Senior Bond ,
144A, 7.625% to 2/28/30, FRN thereafter , 3/01/55 ......... Canada 200,000 202,066
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 2,565,000 2,567,031
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 3,064,000 2,896,142
Transcanada Trust , Senior Bond , 5.5% to 9/14/29, FRN
thereafter , 9/15/79 ................................. Canada 320,000 309,911
b
Venture Global LNG, Inc. ,
e
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 2,460,000 2,322,586
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 2,090,000 2,235,821
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 2,790,000 2,834,339
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 1,940,000 2,065,074
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 535,000 563,856
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 535,000 559,256
b
Viper Energy, Inc. ,
Senior Note, 144A, 5.375%, 11/01/27 .................. United States 965,000 960,829
Senior Note, 144A, 7.375%, 11/01/31 .................. United States 2,940,000 3,084,886
53,876,385
Paper & Forest Products 0.4%
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 890,000 755,302
Mercer International, Inc. ,
Senior Note, 5.125%, 2/01/29 ........................ Germany 1,890,000 1,504,317
b
Senior Note, 144A, 12.875%, 10/01/28 ................. Germany 1,185,000 1,180,063
3,439,682

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.3%
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 2,010,000 $ 2,028,169
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 890,000 845,924
2,874,093
Personal Care Products 1.0%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 2,060,000 1,982,557
Senior Secured Note, 144A, 6.625%, 7/15/30 ............ United States 1,330,000 1,358,539
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 5,435,000 5,434,104
8,775,200
Pharmaceuticals 1.5%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 1,245,000 1,233,349
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 1,105,000 1,145,146
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 3,190,000 EUR 3,725,747
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 6.75%, 3/01/28 ......................... Israel 1,055,000 1,091,664
Senior Note, 5.125%, 5/09/29 ........................ Israel 3,585,000 3,550,036
Senior Note, 7.875%, 9/15/29 ........................ Israel 1,245,000 1,344,656
Senior Note, 8.125%, 9/15/31 ........................ Israel 915,000 1,018,990
13,109,588
Professional Services 0.3%
b,g
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 2,940,000 3,000,829
Real Estate Management & Development 0.2%
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 1,539,200 1,407,441
Semiconductors & Semiconductor Equipment 0.2%
b
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 . United States 1,520,000 1,453,034
Software 1.6%
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 2,135,000 2,186,942
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 2,272,000 2,271,341
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 5,820,000 5,387,993
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,585,000 1,540,441
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 2,765,000 2,850,881
14,237,598
Specialized REITs 0.5%
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 4,495,000 4,540,791
Specialty Retail 2.0%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 4,090,000 4,125,624
b,d
BCPE Ulysses Intermediate, Inc. , Senior Note , 144A, PIK, 7.75% ,
4/01/27 ......................................... United States 1,305,000 1,241,054
b,d
Carvana Co. ,
Senior Secured Note, 144A, PIK, 9%, 12/01/28 ........... United States 1,826,261 1,878,412
Senior Secured Note, 144A, PIK, 9%, 6/01/31 ............ United States 1,710,000 1,914,154

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
b
LBM Acquisition LLC , Senior Note , 144A, 6.25% , 1/15/29 ..... United States 1,590,000 $ 1,278,447
b
PetSmart, Inc. / PetSmart Finance Corp. , Senior Note , 144A,
7.75% , 2/15/29 ................................... United States 1,345,000 1,310,927
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 1,100,000 1,054,775
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 4,485,000 4,400,358
17,203,751
Technology Hardware, Storage & Peripherals 0.4%
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 2,310,000 2,319,378
Seagate HDD Cayman , Senior Note , 3.125% , 7/15/29 ........
United States 835,000 752,410
3,071,788
Textiles, Apparel & Luxury Goods 0.9%
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 1,460,000 1,379,501
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 3,265,000 3,452,620
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 2,845,000 2,545,796
7,377,917
Trading Companies & Distributors 2.9%
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 2,310,000 2,235,550
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 2,039,000 2,119,306
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 1,440,000 1,511,858
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 2,600,000 2,217,133
b
Herc Holdings, Inc. ,
Senior Note, 144A, 5.5%, 7/15/27 ..................... United States 2,976,000 2,956,207
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 1,235,000 1,251,880
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 3,132,000 3,003,006
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 3,785,000 3,890,412
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 1,855,000 1,882,563
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 525,000 536,551
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 2,515,000 2,577,825
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 990,000 1,009,110
25,191,401
Wireless Telecommunication Services 1.0%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 4,375,000 4,175,324
Rogers Communications, Inc. ,
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 65,000 65,127
b
Sub. Bond, 144A, 5.25% to 3/14/27, FRN thereafter, 3/15/82 . Canada 705,000 690,239
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 135,000 136,113
Vodafone Group plc , Junior Sub. Bond , 7% to 1/03/29, FRN
thereafter , 4/04/79 ................................. United Kingdom 440,000 453,257
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 3,130,000 3,345,188
8,865,248
Total Corporate Bonds (Cost $748,156,541) ...................................
747,014,702

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests 7.5%
i
Automobile Components 0.4%
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 7.077%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 1,258,587 $ 1,257,014
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.191%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 2,299,700 2,205,101
3,462,115
a a a a a a
i
Building Products 0.4%
CP Atlas Buyer, Inc., First Lien, CME Term Loan, B, 8.177%,
(1-month SOFR + 3.75%), 11/23/27 .................... United States 1,855,808 1,765,662
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.799%, (3-month SOFR + 2.5%), 8/04/31 .. United States 1,719,667 1,713,493
3,479,155
a a a a a a
i
Chemicals 0.7%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.859%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 1,725,882 1,673,027
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.51%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 1,758,205 1,766,266
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.55%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 873,976 877,800
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.642%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 1,283,157 1,133,592
WR Grace Holdings LLC, First Lien, Initial CME Term Loan,
7.549%, (3-month SOFR + 3.25%), 9/22/28 .............. United States 434,388 434,171
5,884,856
a a a a a a
Commercial Services & Supplies 0.1%
i
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.762%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 635,592 635,989
Communications Equipment 0.3%
g,i
CommScope, Inc., First Lien, Initial CME Term Loan, 9.577%,
(1-month SOFR + 5.25%), 12/18/29 .................... United States 2,445,000 2,473,863
Consumer Finance 0.0%
†
g,i
Shift4 Payments LLC, First Lien, CME Term Loan, 6.803%,
(12-month SOFR + 2.75%), 5/07/32 .................... United States 425,000 428,098
Containers & Packaging 0.1%
i
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.227%, (6-month SOFR + 4.725%), 2/09/26 ...... Luxembourg 1,395,617 1,275,831
Distributors 0.1%
i
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.299%, (3-month SOFR + 4%), 11/30/30 ........... United States 703,427 704,771
Diversified Consumer Services 0.1%
i
Ascend Learning LLC, Second Lien, Initial CME Term Loan,
10.177%, (1-month SOFR + 5.75%), 12/10/29 ............ United States 738,212 736,134
Health Care Equipment & Supplies 0.2%
i
Bausch + Lomb Corp., First Lien, Initial CME Term Loan, 7.679%,
(1-month SOFR + 3.25%), 5/10/27 ..................... United States 1,971,404 1,967,816
i
Hotels, Restaurants & Leisure 0.7%
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.827%, (1-month SOFR + 3.5%), 1/29/29 ............... United States 2,156,658 2,146,996
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.053%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 1,278,062 1,259,850

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.827%, (1-month SOFR + 2.5%), 12/15/27 ... United States 1,489,573 $ 1,489,863
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.285%, (3-month SOFR + 3%), 4/04/29 ... United States 1,091,729 1,086,822
5,983,531
a a a a a a
IT Services 0.3%
i
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
7.827%, (1-month SOFR + 3.5%), 6/27/31 ............... United States 2,337,350 2,343,193
i
Machinery 0.6%
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, 7.327%, (1-month SOFR + 3%), 10/23/28 ...... United States 2,622,841 2,634,132
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
7.237%, (3-month SOFR + 3%), 4/30/30 ................ Germany 2,129,580 2,137,076
4,771,208
a a a a a a
i
Media 0.5%
g
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.441%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 2,313,059 2,275,471
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.791%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 2,496,356 2,465,738
4,741,209
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.3%
g,i
Apollo Commercial Real Estate Finance, Inc., First Lien, CME
Term Loan, B1, 7.941%, (1-month SOFR + 3.5%), 3/06/28 ... United States 2,261,260 2,255,607
Paper & Forest Products 0.1%
i
Glatfelter Corp., First Lien, CME Term Loan, 8.563%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 1,079,350 1,047,871
i
Passenger Airlines 0.4%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.522%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 2,104,917 2,086,235
g
American Airlines, Inc., First Lien, CME Term Loan, B, 7.303%,
(12-month SOFR + 3.25%), 5/07/32 .................... United States 105,000 105,569
American Airlines, Inc., First Lien, Initial CME Term Loan, 6.507%,
(6-month SOFR + 2.25%), 6/04/29 ..................... United States 1,123,650 1,111,127
3,302,931
a a a a a a
i
Pharmaceuticals 0.5%
1261229 BC Ltd., First Lien, Initial CME Term Loan, 10.587%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 1,340,000 1,275,794
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.327%, (1-month SOFR + 4%), 4/23/31 ....... United States 3,245,785 3,178,856
4,454,650
a a a a a a
i
Software 0.6%
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.799%, (3-month SOFR + 3.5%), 3/30/29 ........ United States 1,689,737 1,687,634
Rocket Software, Inc., First Lien, CME Term Loan, 8.577%,
(1-month SOFR + 4.25%), 11/28/28 .................... United States 1,699,830 1,704,309

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
h
Senior Floating Rate Interests
(continued)
i
Software (continued)
UKG, Inc., First Lien, Initial CME Term Loan, 7.329%, (1-month
SOFR + 3%), 2/10/31 ............................... United States 1,588,766 $ 1,593,603
4,985,546
a a a a a a
i
Specialty Retail 0.5%
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 8.175%, (1-month SOFR + 3.75%), 6/06/31 . United States 1,004,802 905,759
PetSmart LLC, First Lien, Initial CME Term Loan, 8.177%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 1,291,796 1,289,374
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.577%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 2,009,664 1,993,496
4,188,629
a a a a a a
Textiles, Apparel & Luxury Goods 0.2%
i
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.776%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 1,731,913 1,649,655
i
Trading Companies & Distributors 0.3%
Foundation Building Materials, Inc., First Lien, 2025 Incremental
CME Term Loan, 9.548%, (3-month SOFR + 5.25%), 1/29/31 . United States 215,000 203,229
Foundation Building Materials, Inc., First Lien, Term Loan,
8.291%, (3-month SOFR + 4%), 1/29/31 ................ United States 2,267,820 2,136,785
2,340,014
a a a a a a
Wireless Telecommunication Services 0.1%
i
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.822%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 1,316,700 1,208,902
Total Senior Floating Rate Interests (Cost $64,994,350) ........................
64,321,574
Foreign Government and Agency Securities 0.1%
b,e
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 1,065,000 1,204,651
Total Foreign Government and Agency Securities (Cost $1,065,000) .............
1,204,651
U.S. Government and Agency Securities 0.1%
j
U.S. Treasury Bonds , 1.25%, 5/15/50 .................... United States 1,768,000 826,402
j
U.S. Treasury Notes , 4.25%, 11/15/34 .................... United States 275,000 272,357
Total U.S. Government and Agency Securities (Cost $1,154,252) ................
1,098,759
Total Long Term Investments (Cost $842,394,531) .............................
845,949,010
a
Short Term Investments 2.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
c
U.S. Treasury Bills, 4.18%, 10/02/25 ..................... United States 200,000 197,160
Total U.S. Government and Agency Securities (Cost $197,227) ..................
197,160

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.2%
k,l
Putnam Short Term Investment Fund, Class P, 4.555% ....... United States 18,912,058 $ 18,912,058
Total Money Market Funds (Cost $18,912,058) ................................
18,912,058
Total Short Term Investments (Cost $19,109,285 ) ..............................
19,109,218
a
Total Investments (Cost $861,503,816) 100.1% ................................
$865,058,228
Other Assets, less Liabilities (0.1)% .........................................
(636,138)
Net Assets 100.0% .........................................................
$864,422,090
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $643,052,281, representing 74.4% of net assets.
c
The rate shown represents the yield at period end.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
h
See Note 1 ( e ) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2025, the aggregate value of these securities pledged amounted to $912,860, representing 0.1% of net assets.
k
See Note 3 ( g ) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Putnam High Yield Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At May 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... MSCO Sell 120,300 154,490 6/18/25 $ — $ (7,607)
British Pound ...... SSBT Sell 1,605,800 2,058,571 6/18/25 — (105,153)
Euro ............. BOFA Sell 3,195,000 3,439,961 6/18/25 — (191,216)
Euro ............. CITI Sell 2,591,600 2,790,312 6/18/25 — (155,089)
Euro ............. GSCO Sell 679,000 731,239 6/18/25 — (40,457)
Euro ............. HSBK Sell 252,100 271,493 6/18/25 — (15,024)
Euro ............. JPHQ Sell 388,200 417,896 6/18/25 — (23,301)
Euro ............. MSCO Sell 2,337,600 2,549,238 6/18/25 — (107,489)
Euro ............. SSBT Sell 5,907,100 6,360,706 6/18/25 — (352,824)
Total Forward Exchange Contracts ................................................... — $(998,160)
Net unrealized appreciation (depreciation) ............................................ $(998,160)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 48 .

Putnam High Yield Fund
Financial Statements
Statement of Assets and Liabilities
May 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam High
Yield Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $842,591,758
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 18,912,058
Value - Unaffiliated issuers .................................................................. $846,146,170
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 18,912,058
Cash .................................................................................... 319,484
Foreign currency, at value (cost $ 66,463 ) ......................................................... 69,152
Receivables:
Investment securities sold ................................................................... 1,333,184
Capital shares sold ........................................................................ 824,699
Dividends and interest ..................................................................... 12,367,480
Prepaid expenses .......................................................................... 403,486
Total assets .......................................................................... 880,375,713
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,819,830
Capital shares redeemed ................................................................... 3,507,166
Management fees ......................................................................... 400,711
Administrative fees ........................................................................ 2,607
Distribution fees .......................................................................... 147,428
Transfer agent fees ........................................................................ 365,750
Trustees' fees and expenses ................................................................. 477,053
Unrealized depreciation on OTC forward exchange contracts .......................................... 998,160
Accrued expenses and other liabilities ........................................................... 234,918
Total liabilities ......................................................................... 15,953,623
Net assets, at value ................................................................. $864,422,090
Net assets consist of:
Paid-in capital ............................................................................. $1,056,413,150
Total distributable earnings (losses) ............................................................. (191,991,060)
Net assets, at value ................................................................. $864,422,090

Putnam High Yield Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam High
Yield Fund
Class A:
Net assets, at value ....................................................................... $575,764,657
Shares outstanding ........................................................................ 108,909,770
Net asset value per share
a ,b
.................................................................. $5.29
Maximum offering price per share (net asset value per share ÷ 96 .00% )
b
................................ $5.51
Class C:
Net assets, at value ....................................................................... $5,540,062
Shares outstanding ........................................................................ 1,098,766
Net asset value and maximum offering price per share
a ,b
............................................ $5.04
Class M:
Net assets, at value ....................................................................... $37,617,235
Shares outstanding ........................................................................ 7,171,946
Net asset value and maximum offering price per share
b
............................................. $5.25
Maximum offering price per share (net asset value per share ÷ 96 .75% )
b
................................ $5.43
Class R:
Net assets, at value ....................................................................... $11,065,802
Shares outstanding ........................................................................ 2,110,232
Net asset value and maximum offering price per share
b
............................................. $5.24
Class R6:
Net assets, at value ....................................................................... $8,774,685
Shares outstanding ........................................................................ 1,546,680
Net asset value and maximum offering price per share
b
............................................. $5.67
Class Y:
Net assets, at value ....................................................................... $225,659,649
Shares outstanding ........................................................................ 39,544,138
Net asset value and maximum offering price per share
b
............................................. $5.71
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam High Yield Fund
Financial Statements
Statement of Operations
for the six months ended May 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam High
Yield Fund
Investment income:
Dividends: (net of foreign taxes of $160)
Unaffiliated issuers ........................................................................ $361,337
Non-controlled affiliates (Note 3 g ) ............................................................. 653,902
Interest:
Unaffiliated issuers ........................................................................ 29,012,565
Total investment income ................................................................... 30,027,804
Expenses:
Management fees (Note 3 a ) ................................................................... 2,451,832
Administrative fees (Note 3 b ) .................................................................. 10,410
Distribution fees: (Note 3c )
Class A ................................................................................ 727,233
Class C ................................................................................ 28,016
Class M ................................................................................ 94,916
Class R ................................................................................ 28,883
Transfer agent fees: (Note 3e )
Class A ................................................................................ 480,183
Class C ................................................................................ 4,626
Class M ................................................................................ 31,337
Class R ................................................................................ 9,525
Class R6 ............................................................................... 4,181
Class Y ................................................................................ 204,635
Custodian fees (Note 4 ) ...................................................................... 12,233
Reports to shareholders fees .................................................................. 47,680
Registration and filing fees .................................................................... 52,441
Professional fees ........................................................................... 87,136
Trustees' fees and expenses .................................................................. 15,768
Other .................................................................................... 7,668
Total expenses ......................................................................... 4,298,703
Expense reductions (Note 4 ) ............................................................... (12,642)
Net expenses ......................................................................... 4,286,061
Net investment income ................................................................ 25,741,743
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (3,696,529)
Foreign currency transactions ................................................................ 4,747
Forward exchange contracts ................................................................. 1,227,270
Swap contracts ........................................................................... 247,348
Net realized gain (loss) .................................................................. (2,217,164)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (4,778,661)
Translation of other assets and liabilities denominated in foreign currencies .............................. 13,667
Forward exchange contracts ................................................................. (2,239,444)
Swap contracts ........................................................................... (373,989)
Net change in unrealized appreciation (depreciation) ............................................ (7,378,427)
Net realized and unrealized gain (loss) ............................................................ (9,595,591)
Net increase (decrease) in net assets resulting from operations .......................................... $16,146,152

Putnam High Yield Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam High Yield Fund
Six Months Ended
May 31, 2025
(unaudited)
Year Ended
November 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $25,741,743 $53,450,383
Net realized gain (loss) ................................................. (2,217,164) (14,859,149)
Net change in unrealized appreciation (depreciation) ........................... (7,378,427) 67,475,697
Net increase (decrease) in net assets resulting from operations ................ 16,146,152 106,066,931
Distributions to shareholders:
Class A ............................................................. (29,091,131) (36,148,895)
Class B ............................................................. — (22,927)
Class C ............................................................. (278,991) (338,875)
Class M ............................................................ (1,875,015) (2,297,587)
Class R ............................................................. (570,499) (713,274)
Class R6 ............................................................ (841,782) (1,055,900)
Class Y ............................................................. (11,930,628) (13,682,969)
Total distributions to shareholders .......................................... (44,588,046) (54,260,427)
Capital share transactions: (Note 2 )
Class A ............................................................. (6,210,491) (31,454,912)
Class B ............................................................. — (780,548)
Class C ............................................................. (445,186) (45,362)
Class M ............................................................ (563,056) (1,689,436)
Class R ............................................................. (724,846) (1,035,045)
Class R6 ............................................................ (9,068,963) (2,827,260)
Class Y ............................................................. (28,210,210) 32,735,268
Total capital share transactions ............................................ (45,222,752) (5,097,295)
Net increase (decrease) in net assets ................................... (73,664,646) 46,709,209
Net assets:
Beginning of period ..................................................... 938,086,736 891,377,527
End of period .......................................................... $864,422,090 $938,086,736

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam High Yield Fund (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers six classes of shares: Class A, Class
C, Class M, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At May 31, 2025, the Fund had OTC
derivatives in a net liability position of $998,160 and the
aggregate value of collateral pledged for such contracts was
$912,860.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
e. Senior Floating Rate Interests
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At May 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
May 31, 2025
Year Ended
November 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 7,386,383 $39,204,753 10,690,392 $56,771,475
Shares issued in reinvestment of distributions .......... 5,042,550 26,610,070 6,211,536 33,038,111
Shares redeemed ............................... (13,593,782) (72,025,314) (22,799,160) (121,264,498)
Net increase (decrease) .......................... (1,164,849) $(6,210,491) (5,897,232) $(31,454,912)
Class B Shares:
*
Shares sold ................................... — $— 237 $1,206
Shares issued in reinvestment of distributions .......... — — 4,244 21,633
Shares redeemed ............................... — — (156,122) (803,387)
Net increase (decrease) .......................... — $— (151,641) $(780,548)
Class C Shares:
Shares sold ................................... 72,569 $365,776 320,014 $1,630,078
Shares issued in reinvestment of distributions .......... 55,227 278,219 66,294 337,567
Shares redeemed
a
.............................. (215,657) (1,089,181) (395,304) (2,013,007)
Net increase (decrease) .......................... (87,861) $(445,186) (8,996) $(45,362)
Class M Shares:
Shares sold ................................... 41,800 $220,165 105,000 $552,300
Shares redeemed ............................... (149,028) (783,221) (423,825) (2,241,736)
Net increase (decrease) .......................... (107,228) $(563,056) (318,825) $(1,689,436)
Class R Shares:
Shares sold ................................... 243,594 $1,275,696 460,980 $2,436,808
Shares issued in reinvestment of distributions .......... 109,041 570,498 135,127 713,213
Shares redeemed ............................... (489,340) (2,571,040) (793,497) (4,185,066)
Net increase (decrease) .......................... (136,705) $(724,846) (197,390) $(1,035,045)
Class R6 Shares:
Shares sold ................................... 6,578,505 $37,225,593 924,314 $5,266,114
Shares issued in reinvestment of distributions .......... 148,839 840,712 185,926 1,055,615
Shares redeemed ............................... (8,307,051) (47,135,268) (1,622,145) (9,148,989)
Net increase (decrease) .......................... (1,579,707) $(9,068,963) (511,905) $(2,827,260)
1. Organization and Significant Accounting Policies
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the  Fund  are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended May 31, 2025, the annualized gross effective investment management fee rate was 0.544% of the
Fund’s average daily net assets.
Six Months Ended
May 31, 2025
Year Ended
November 30, 2024
Shares Amount Shares Amount
Class Y Shares:
Shares sold ................................... 8,947,663 $51,041,598 15,508,159 $88,693,531
Shares issued in reinvestment of distributions .......... 2,092,370 11,897,652 2,390,621 13,657,422
Shares redeemed ............................... (16,185,780) (91,149,460) (12,207,634) (69,615,685)
Net increase (decrease) .......................... (5,145,747) $(28,210,210) 5,691,146 $32,735,268
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.720% of the first $5 billion,
0.670% of the next $5 billion,
0.620% of the next $10 billion
0.570% of the next $10 billion,
0.520% of the next $50 billion,
0.500% of the next $50 billion,
0.490% of the next $100 billion and
0.485% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class M, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class M .................................................................. 1.00% 0.50%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $10,652
CDSC retained .............................................................................. $1,578
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended May 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through March 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam High Yield Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $38,938,525 $185,481,121 $(205,507,588) $— $— $18,912,058 18,912,058 $653,902
Total Affiliated Securities ... $38,938,525 $185,481,121 $(205,507,588) $— $— $18,912,058 $653,902
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the period ended May 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At November 30, 2024, the capital loss carryforwards were as follows:
At May 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended May 31, 2025, aggregated
$191,060,508 and $221,854,000, respectively.
7. Credit Risk
At May 31, 2025, the Fund had 85.5% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 5,530,543
Long term ................................................................................ 186,323,094
Total capital loss carryforwards ............................................................... $191,853,637
Cost of investments .......................................................................... $864,360,475
Unrealized appreciation ........................................................................ $20,469,720
Unrealized depreciation ........................................................................ (19,771,967)
Net unrealized appreciation (depreciation) .......................................................... $697,753

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Other Derivative Information
At May 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended May 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended May 31, 2025, the average month end notional amount of swap contracts represented $11,863,000. The average month end contract value of forward exchange contracts was $23,459,338.
See Note 1(d) regarding derivative financial instruments.
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam High Yield Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ — Unrealized depreciation on OTC
forward exchange contracts
$ 998,160
Total .................... $— $998,160
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam High Yield Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $1,227,270 Forward exchange contracts $(2,239,444)
Credit contracts ...............
Swap contracts 247,348 Swap contracts (373,989)
Total ....................... $1,474,618 $(2,613,433)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
Level 1 Level 2 Level 3 Total
Putnam High Yield Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 4,549,009 $ — $ — $ 4,549,009
Convertible Preferred Stocks ................ 8,818,810 — — 8,818,810
Preferred Stocks ......................... 800,540 — — 800,540
Convertible Bonds ....................... — 18,140,965 — 18,140,965
Corporate Bonds ........................ — 747,014,702 — 747,014,702
Senior Floating Rate Interests ............... — 64,321,574 — 64,321,574
Foreign Government and Agency Securities .... — 1,204,651 — 1,204,651
U.S. Government and Agency Securities ....... — 1,098,759 — 1,098,759
Short Term Investments ................... 18,912,058 197,160 — 19,109,218
Total Investments in Securities ........... $33,080,417 $831,977,811 $— $865,058,228
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $998,160 $— $998,160
Total Other Financial Instruments ......... $— $998,160 $— $998,160
9. Credit Facility
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
11. Operating Segments
(continued)

Putnam High Yield Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
ICE
Intercontinental Exchange
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Putnam High Yield Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38919-SFSOI 07/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam High Yield Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 28, 2025